COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancellable operating lease agreements
Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2015 were as follows:

Year Ending December 31,
2016	1,872,773
2017	1,881,995
2018	1,861,825
2019	1,826,236
2020	1,756,499
Thereafter	10,585,970
Total	19,785,298